PURCHASE OF ADDITIONAL OWNERSHIP INTEREST IN JOINT VENTURE	12 Months Ended
Dec. 31, 2018
PURCHASE OF ADDITIONAL OWNERSHIP INTEREST IN JOINT VENTURE
10. PURCHASE OF ADDITIONAL OWNERSHIP INTEREST IN JOINT VENTURE
In 2011, we formed a joint venture with Carrier, Carrier Enterprise Northeast LLC, which we refer to as Carrier Enterprise II. We initially owned a 60% controlling interest in Carrier Enterprise II. On November 29, 2016, we purchased an additional 10% ownership interest for cash consideration of $42,909, and, on February 13, 2017, we purchased an additional 10% ownership interest for cash consideration of $42,688, which together increased our controlling interest in Carrier Enterprise II to 80%.